Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Leases [Abstract]
Percentage of operating locations (in hundredths)	20.00%
Initial term of operating lease, lower range	20
Initial term of operating lease, upper range	25
Cancellation option intervals related to additional terms of lease	renewal options at five-year intervals, and may include rent escalation clauses.
Executory costs and imputed interest	$ 155
Minimum sublease rentals	140
Charges related to facilities that were closed or relocated	43	20	54
Number of assigned leases (in number of lease)	26
Maximum potential undiscounted future payments	18
Capital Leases, Future Minimum Payments Due [Abstract]
2014	19
2015	19
2016	18
2017	17
2018	15
Later	270
Total minimum lease payments	358
Operating Leases, Future Minimum Payments Due [Abstract]
2014	2,536
2015	2,514
2016	2,464
2017	2,389
2018	2,292
Later	23,507
Total minimum lease payments	35,702
Changes in Reserve for Facility Closings and Related Lease Termination Charges [Roll Forward]
Balance - beginning of period	117	145
Provision for present value of non-cancellable lease payments of closed facilities	34	6
Assumptions about future sublease income, terminations, and changes in interest rates	(6)	(11)
Interest accretion	15	25
Cash payments, net of sublease income	(37)	(48)
Balance - end of period	123	117	145
Rent Expense, Net [Abstract]
Minimum rentals	2,644	2,585	2,506
Contingent rentals	6	6	9
Less: Sublease rental income	(22)	(20)	(15)
Total rental expense	$ 2,628	$ 2,571	$ 2,500